EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Schedule of Employee Benefit Liabilities
	As of December 31,
	2022	2021
	U.S. dollars (in thousands)
Non- current
Accrued severance pay	3,848	2,807
Less - funds	(2,815)	(2,521)
	1,033	286
Current
Accrued vacation	953	679
Accrued recuperation	9	9
	962	688